Condensed Consolidated Statements Of Cash Flows (Unaudited) - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities:
Net income		$ 164,541	$ 242,601
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		216,051	218,688
Bad debt (recovery) expense, net		(603)	743
Container (recovery) write-off from lessee default, net		(1,160)	1,910
Amortization of unamortized debt issuance costs and accretion of bond discounts		6,948	7,710
Gain on sale of owned fleet containers, net		(22,448)	(61,914)
Share-based compensation expense		6,936	5,315
Changes in operating assets and liabilities	[1]	106,931	122,598
Total adjustments		312,655	295,050
Net cash provided by operating activities		477,196	537,651
Cash flows from investing activities:
Purchase of containers		(71,512)	(382,590)
Payments on container leaseback financing receivable		(96,005)	(533,867)
Proceeds from sale of containers		118,322	143,849
Receipt of principal payments on container leaseback financing receivable		43,566	42,806
Other	[1]	27	(2,497)
Net cash used in investing activities		(5,602)	(732,299)
Cash flows from financing activities:
Proceeds from debt		119,000	989,650
Payments on debt		(452,796)	(640,063)
Payment of debt issuance costs			(4,326)
Principal repayments on container leaseback financing liability, net		(616)	(599)
Purchase of treasury shares		(124,160)	(133,775)
Issuance of common shares upon exercise of share options		3,174	4,460
Dividends paid on common shares		(37,610)	(35,278)
Dividends paid on preferred shares		(14,906)	(14,906)
Net cash (used in) provided by financing activities		(507,914)	165,163
Effect of exchange rate changes		(57)	(455)
Net change in cash, cash equivalents and restricted cash		(36,377)	(29,940)
Cash, cash equivalents and restricted cash, beginning of the year		267,409	282,572
Cash, cash equivalents and restricted cash, end of the period		231,032	252,632
Supplemental disclosures of cash flow information:
Interest paid		120,430	104,844
Income taxes paid		242	257
Receipt of payments on finance leases, net of income earned		103,145	143,317
Supplemental disclosures of noncash investing activities:
Decrease in accrued container purchases		5,126	134,447
Containers placed in finance leases		$ 43,003	$ 217,659

[1]	Amounts for the period ended September 30, 2022 have been reclassified to conform with the 2023 presentation (see Note 2 (f) “Reclassifications and Changes in Presentation”).